TAX SITUATION (Details Textual) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax situation [Line Items]
Applicable tax rate					29.50%	29.50%	28.00%
Percentage of workers profit sharing					5.00%
Tax rate effect from change in tax rate					8211.00%	8211.00%	(0.53%)
Average effective tax rate					27.20%	24.99%	26.20%
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss					S/ 5.3	S/ 32.1	S/ 26.8
Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate					27.00%
Peru [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate					29.50%	29.50%
Bolivia Country [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate					25.00%
Percentage of workers profit sharing						25.00%
Change in percentage of ROE					6.00%
Tax rate effect from change in tax rate					25.00%	(22.00%)
Average effective tax rate					50.00%	47.00%
Chile Country [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate					25.00%	(25.00%)
Chile Country [Member] | Top of range [member]
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate					4.00%
Chile Country [Member] | Bottom of range [member]
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate					35.00%
Chile Country [Member] | Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate						25.50%
Colombia Country [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate					33.00%	34.00%
Surcharge Rate					4.00%	6.00%
Colombia Country [Member] | Scenario Forecast Event [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate	30.00%	31.00%	32.00%	33.00%
Surcharge Rate		3.00%	3.00%	4.00%